Shareholder Report, Holdings (Details)	Sep. 30, 2024
Fidelity Magellan K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Magellan K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Magellan K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Magellan K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Magellan K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Magellan K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Magellan K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Magellan K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Magellan K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Magellan K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Magellan K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Magellan K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Fidelity Magellan K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Magellan K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Magellan K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Magellan K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Magellan K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Magellan K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Magellan K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Magellan K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Magellan K6 Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Magellan K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Magellan K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Magellan Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Magellan Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Magellan Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Magellan Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Magellan Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Magellan Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Magellan Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Magellan Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Magellan Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Magellan Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Magellan Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Magellan Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Fidelity Magellan Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Magellan Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Magellan Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Magellan Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Magellan Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Magellan Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Magellan Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Magellan Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Magellan Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Magellan Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Magellan Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Magellan Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Magellan Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Magellan Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Magellan Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Magellan Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Magellan Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Magellan Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Magellan Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Magellan Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Magellan Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Magellan Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Magellan Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Fidelity Magellan Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Magellan Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Magellan Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Magellan Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Magellan Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Magellan Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Magellan Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Magellan Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Magellan Fund - Class K | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Magellan Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Magellan Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%